SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Share Capital
SHARE CAPITAL

16	SHARE CAPITAL

	2024	2023
	USD	USD
Paid up capital:
132,425,321 ordinary shares (2023: 132,425,321 ordinary shares):
At January 1	132,425	105,263
Issue of new shares for the initial public offering	-	6,687
Issue of new shares for the conversion of Convertible Bonds	-	20,475
At December 31	132,425	132,425

As of December 31, 2024, the Company is authorized to issue a maximum of 200,000,000 (2023: 200,000,000) shares and paid up 132,425,321 (2023: 132,425,321) ordinary shares with a par value of USD0.001. Each paid up ordinary share carries one vote and carry a right to dividends as and when declared by the Company.

Details of share option scheme issued by the Group is described in note 22.